July 26, 2013

VIA EDGAR

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:   RidgeWorth Funds (File Nos. 033-45671 and 811-06557)

         Filing Pursuant to Rule 485(b)

Ladies and Gentlemen:

On behalf of our client, RidgeWorth Funds (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933 and to the Investment Company Act of 1940, Post-Effective Amendment No. 90 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 90”). The purpose of PEA No. 90 is to: (i) respond to Staff comments on the Trust’s Post-Effective Amendment No. 89, which was filed via EDGAR Accession No. 0001193125-13-234991 on May 24, 2013; (ii) incorporate updated financial information for the fiscal year ended March 31, 2013; and (iii) make other non-material changes to the Trust’s Prospectuses and Statement of Additional Information dated August 1, 2013.

Sincerely,

W. John McGuire

W. John McGuire